Significant Accounting Policies - Reclassifications in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ (3,694)	$ (12,482)	$ (39,857)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	3,694	11,918	36,661
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ 3,694	4,028	4,017
Accelerated amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives		7,706
Reclassification of unrealized losses to earnings | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives		$ 184	$ 32,644